Leases and Other Liabilities	12 Months Ended
Dec. 31, 2023
Miscellaneous liabilities [abstract]
Leases and Other Liabilities
12.
LEASES AND OTHER LIABILITIES

Leases

	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Leases
Office leases	1,199	1,614	1,743
Cars and equipment leases	69	4	12
Land lease	1,845	-	-
	3,113	1,618	1,755
Other liabilities
Mining contractor liability	3,500	5,950	5,940
	6,613	7,568	7,695

Leases for office space, cars and equipment have terms ranging from 2 to 5 years. The land lease for land near the city of Winnemucca has a term of 40 years from signing in November 2023.

Other liabilities

During Q2 2019, LAC North America entered into a mining design, consulting and mining operations agreement with a mining contractor for Thacker Pass which included a financing component. In accordance with the agreement, LAC North America received $3,500 from the mining contractor in seven consecutive equal quarterly installments, with $1,500 received in 2019 and $2,000 received in 2020. These amounts are included in the mining contractor liability balance.

The Company will pay a success fee to the mining contractor of $4,675 upon achieving certain commercial mining milestones or repay the $3,500 advance without interest if such commercial mining milestones are not met.